Pension And Postretirement Benefits (One Percentage - Point Changed In Combined Medical And Dental Cost Trend Rate) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Pension And Postretirement Benefits
Effect of one percentage-point increase on service and interest cost components	$ 34
Effect of one percentage-point decrease on service and interest cost components	(30)
Effect of one percentage-point increase on accumulated postretirement benefit obligation	401
Effect of one percentage-point decrease on accumulated postretirement benefit obligation	$ (360)